Accrued liabilites (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Payables and Accruals [Abstract]
Sales deductions	$ 1,486	$ 1,379
Employee compensation and benefits	916	920
Dividends payable	754	601
Clinical development costs	491	445
Sales returns reserve	390	361
Other	1,415	1,807
Total accrued liabilities	$ 5,452	$ 5,513